Derivatives (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 868,983	R$ 844,005
Futures contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	205,732	257,896
Futures contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	342,884	282,162
Futures contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	113,961	98,490
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	206,406	205,457
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	2,844,414	2,396,474
Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	442,179	363,159
Swap contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	391,153	529,896
Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	329,901	232,080
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,681,181	1,271,339
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	2,325,428	1,648,851
Option contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	845,197	1,043,317
Option contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	289,010	201,220
Option contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,139,192	371,901
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	52,029	32,413
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	5,273	6,022
Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,535	3,291
Forward contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	758	977
Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	2,963	1,738
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	17	16
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	100,812	53,033
Credit Derivatives [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	7,044	3,919
Credit Derivatives [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	21,839	827
Credit Derivatives [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	17,740	8,228
Credit Derivatives [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	54,189	40,059
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	632,408	316,620
N D F Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	159,559	116,815
N D F Non Deliverable Forward [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	235,623	110,717
N D F Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	113,305	51,623
N D F Non Deliverable Forward [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	123,921	37,465
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	18,128	8,415
Other Derivative Financial Instruments [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	5,245	218
Other Derivative Financial Instruments [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	3,139	706
Other Derivative Financial Instruments [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	782	873
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 8,962	R$ 6,618